BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2)	12 Months Ended
Dec. 31, 2017
Arauco do Brasil S.A. [Member]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Forest Brasil S.A. [Member]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Florestal Arapoti S.A. [Member]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Mahal Empreendimentos e Participacoes S.A. [Member]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Investigaciones Forestales Bioforest S.A. [Member]
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Forestal Nuestra Senora del Carmen S.A. [Member]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Forestal Talavera S.A. [Member]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Greeneagro S.A. [Member]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Leasing Forestal S.A. [Member]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Savitar S.A. [Member]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Flakeboard Company Limited [Member]
Country of incorporation of subsidiary	Canada
Description of functional currency	Canadian Dollar
Arauco Industria de Paineis Ltda. [Member]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real